Note 3 - Investment Securities: Schedule of amortized cost and estimated fair values of debt securities (Tables)	6 Months Ended
Jun. 30, 2022
Tables/Schedules
Schedule of amortized cost and estimated fair values of debt securities

	As of June 30, 2022		As of December 31, 2021
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Available-for-Sale
Obligations of states and political subdivisions	$ 251,697,076	$ 223,381,877	$ 248,858,502	$ 261,183,377
Corporate securities	130,316	380,359	130,316	418,548
	$ 251,827,392	$ 223,762,236	$ 248,988,818	$ 261,601,925